VESSELS UNDER CAPITAL LEASE, NET (Tables)	12 Months Ended
Dec. 31, 2011
VESSELS UNDER CAPITAL LEASE, NET [Abstract]
Book value of vessels under capital lease
(in thousands of $)	2011	2010
Cost	2,073,779	2,314,915
Accumulated depreciation	(1,051,607)	(887,389)
Net book value at end of year	1,022,172	1,427,526

Schedule of future minimum lease payments for capital leases
The outstanding obligations under capital leases are payable as follows:

(in thousands of $)
Year ending December 31,
2012	117,558
2013	115,435
2014	114,311
2015	147,155
2016	143,964
Thereafter	804,029
Minimum lease payments	1,442,452
Less: imputed interest	(429,216)
Present value of obligations under capital leases	1,013,236

Summary of company activity with non consolidated lessor entities
The following table discloses information about the Company's activity with these non-consolidated lessor entities in the three year period ended December 31, 2011:

(in thousands of $)	2011	2010	2009
Exercise of purchase option	56,090	-	-
Repayments of principal obligations under capital leases	56,113	20,579	35,215
Interest expense for capital leases	11,248	14,862	27,202